Acquisitions (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 04, 2023	Dec. 31, 2023
Business Acquisition [Line Items]
Share Consideration		$ 944
Siklu Communication Limited [Member]
Business Acquisition [Line Items]
Business acquisition, number of shares issued	504,902
Share Consideration	$ 944
Repayment of outstanding debt obligations	8,341
Holdback arrangement	1,617
Holdback consideration, number of shares issued, value	$ 735,294
Financial expenses and others, net		$ 110
Siklu Communication Limited [Member] | Minimum [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets, amortization period	2 years
Siklu Communication Limited [Member] | Maximum [Member]
Business Acquisition [Line Items]
Finite-lived intangible assets, amortization period	10 years